Other Comprehensive Income - Changes in Each Component of Accumulated Other Comprehensive Income Loss, Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (4,247)	$ (1,647)
Other comprehensive income (loss) before reclassifications	4,055	(5,373)
Amounts reclassified from accumulated other comprehensive loss	145	2,773
Total other comprehensive income (loss)	4,200	(2,600)
Ending balance	(47)	(4,247)
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	341	5,849
Other comprehensive income (loss) before reclassifications	3,464	(5,373)
Amounts reclassified from accumulated other comprehensive loss	(75)	(135)
Total other comprehensive income (loss)	3,389	(5,508)
Ending balance	3,730	341
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(4,588)	(7,496)
Other comprehensive income (loss) before reclassifications	591
Amounts reclassified from accumulated other comprehensive loss	220	2,908
Total other comprehensive income (loss)	811	2,908
Ending balance	$ (3,777)	$ (4,588)